Balance Sheet Components	12 Months Ended
Dec. 31, 2015
Balance Sheet Components Disclosure [Abstract]
Balance Sheet Components
Balance Sheet Components
Property and Equipment, Net
Property and equipment, net, consisted of the following (in millions):

	As of December 31, 2014	As of December 31, 2015
Land and buildings	$13,326	$16,518
Information technology assets	10,918	13,645
Construction in progress	6,555	7,324
Leasehold improvements	1,868	2,576
Furniture and fixtures	79	83
Property and equipment, gross	32,746	40,146
Less: accumulated depreciation and amortization	(8,863)	(11,130)
Property and equipment, net	$23,883	$29,016

Property under capital lease with a cost basis of $258 million was included in land and buildings as of December 31, 2015.
Prepaid Revenue Share, Expenses and Other Assets, Non-Current
Note Receivable
In connection with the sale of our Motorola Mobile business on October 29, 2014 (see Note 9 for additional information), we received an interest-free, three-year prepayable promissory note (the "Note Receivable") due October 2017 from Lenovo. The Note Receivable is included in prepaid revenue share, expenses and other assets, non-current, on our Consolidated Balance Sheets. Based on the general market conditions and the credit quality of Lenovo, we discounted the Note Receivable at an effective interest rate of 4.5%. The outstanding balances are shown in the table below (in millions):

	As of December 31, 2014	As of December 31, 2015
Principal of the Note Receivable	$1,500	$1,448
Less: unamortized discount for the Note Receivable	(175)	(112)
Total	$1,325	$1,336

As of December 31, 2014 and 2015, we did not recognize a valuation allowance on the Note Receivable.
Accumulated Other Comprehensive Income
The components of AOCI, net of tax, were as follows (in millions):

	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Available-for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Total
Balance as of December 31, 2012	$(73)	$604	$7	$538

Other comprehensive income (loss) before reclassifications	89	(392)	112	(191)
Amounts reclassified from AOCI	0	(162)	(60)	(222)
Other comprehensive income (loss)	89	(554)	52	(413)
Balance as of December 31, 2013	$16	$50	$59	$125

	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Available-for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Total
Balance as of December 31, 2013	$16	$50	$59	$125

Other comprehensive income (loss) before reclassifications	(996)	505	651	160
Amounts reclassified from AOCI	0	(134)	(124)	(258)
Other comprehensive income (loss)	(996)	371	527	(98)
Balance as of December 31, 2014	$(980)	$421	$586	$27

	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Available-for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Total
Balance as of December 31, 2014	$(980)	$421	$586	$27

Other comprehensive income (loss) before reclassifications	(1,067)	(715)	676	(1,106)
Amounts reclassified from AOCI	0	208	(1,003)	(795)
Other comprehensive income (loss)	(1,067)	(507)	(327)	(1,901)
Balance as of December 31, 2015	$(2,047)	$(86)	$259	$(1,874)

The effects on net income of amounts reclassified from AOCI were as follows (in millions):

		Gains (Losses) Reclassified from AOCI to the Consolidated Statement of Income
		Year Ended December 31,
AOCI Components	Location	2013	2014	2015
Unrealized gains (losses) on available-for-sale investments
	Other income (expense), net	$158	$153	$(208)
	Net Income (loss) from discontinued operations	43	0	0
	Provision for income taxes	(39)	(19)	0
	Net of tax	$162	$134	$(208)

Unrealized gains on cash flow hedges
Foreign exchange contracts	Revenue	$95	$171	$1,399
Interest rate contracts	Other income (expense), net	0	4	5
	Provision for income taxes	(35)	(51)	(401)
	Net of tax	$60	$124	$1,003

Total amount reclassified, net of tax		$222	$258	$795